Income taxes - Effect of preferential tax rate (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
Income taxes
The aggregate amount income tax expense of the preferential tax rate	¥ 207,311,932	$ 28,401,618	¥ 134,240,494	¥ 15,977,099
Aggregate effect on basic net income per share | (per share)	¥ 0.72	$ 0.1	¥ 0.47	¥ 0.05
Aggregate effect on diluted net income per share | (per share)	¥ 0.71	$ 0.1	¥ 0.46	¥ 0.05